UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net income	$ (713,794)		$ (2,134,199)
Adjustments to reconcile net income to net cash used in operating activities:
Open Market Subscription Agreement expense	713,794		2,134,199
Subscription Agreement Expense			2,134,199
Changes in operating assets and liabilities:
Net cash used in operating activities			0
Cash Flows from Financing Activities:
Cash and cash equivalents, beginning of period			0
Cash and cash equivalents, end of period	0		0
CIK0001838821_ARYA Sciences Acquisition Corp IV
Cash Flows from Operating Activities:
Net income	1,822,591	$ 381,513	1,576,744	$ 541,762
Adjustments to reconcile net income to net cash used in operating activities:
Gain on extinguishment of legal expenses	(2,302,557)	0	(3,577,104)	0
Subscription Agreement Expense	713,794	0	2,134,199	0
Interest earned on cash and investments held in Trust Account	(486,027)	(460,364)	(997,778)	(1,589,210)
Changes in operating assets and liabilities:
Prepaid expenses			28,085	(208,604)
Accounts payable			26,012	13,717
Accrued expenses			308,707	529,319
Due to related party			(210,000)	60,000
Net cash used in operating activities			(711,133)	(653,016)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(724,000)	(560,000)
Cash withdrawn from Trust Account for redemption			4,358,804	115,071,882
Net cash used in investing activities			3,634,804	114,511,882
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party			1,441,000	1,140,000
Redemption of Class A ordinary shares			(4,358,804)	(115,071,882)
Net cash provided by financing activities			(2,917,804)	(113,931,882)
Net change in cash			5,867	(73,016)
Cash and cash equivalents, beginning of period			20,191	91,049
Cash and cash equivalents, end of period	$ 26,058	$ 18,033	$ 26,058	$ 18,033